UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06574

The Latin American Discovery Fund, Inc
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Sara Furber 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6963

Date of fiscal year end:	12/31

Date of reporting period:	9/30/10

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

2010 Third Quarter Report

September 30, 2010 (unaudited)

Portfolio of Investments

The Latin American Discovery Fund, Inc.

	Shares	Value (000)
Common Stocks (99.4%)
Argentina (1.0%)
Commercial Banks (0.4%)
Banco Macro SA ADR	15,700	$699

Diversified Telecommunication Services (0.6%)
Telecom Argentina SA ADR	42,700	905
		1,604
Brazil (70.4%)
Beverages (3.8%)
Cia de Bebidas das Americas (Preference) ADR	49,400	6,115

Commercial Banks (18.0%)
Banco Bradesco SA (Preference)	58,080	1,164
Banco Bradesco SA ADR	383,910	7,824
Banco do Brasil SA	163,900	3,113
Banco Nacional SA (Preference) (a)(b)(c)	95,420,000	—
Investimentos Itau SA (Preference)	507,586	3,876
Itau Unibanco Holding SA	193,001	4,616
Itau Unibanco Holding SA (Preference) ADR	345,642	8,358
		28,951
Diversified Consumer Services (0.4%)
Anhanguera Educacional Participacoes SA	38,800	688

Diversified Financial Services (3.5%)
BM&F Bovespa SA	666,500	5,574

Food Products (2.6%)
BRF - Brasil Foods SA	276,602	4,209

Health Care Providers & Services (0.4%)
Diagnosticos da America SA	58,800	709

Household Durables (4.1%)
MRV Engenharia e Participacoes SA	282,300	2,679
PDG Realty SA Empreendimentos e Participacoes	331,140	3,944
		6,623
Insurance (0.9%)
Amil Participacoes SA	154,320	1,484

Media (0.6%)
NET Servicos de Comunicacao SA (Preference) (c)	74,267	970

Metals & Mining (16.5%)
Metalurgica Gerdau SA (Preference)	35,145	567
Usinas Siderurgicas de Minas Gerais SA	39,000	594
Usinas Siderurgicas de Minas Gerais SA (Preference)	148,206	1,988
Vale SA	19,206	594
Vale SA (Preference)	36,912	1,010
Vale SA (Preference) ADR	683,045	18,955
Vale SA ADR	90,600	2,833
		26,541

2010 Third Quarter Report

September 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

The Latin American Discovery Fund, Inc.

	Shares	Value (000)
Oil, Gas & Consumable Fuels (14.3%)
OGX Petroleo e Gas Participacoes SA (c)	381,900	$4,977
Petroleo Brasileiro SA ADR	149,973	4,922
Petroleo Brasileiro SA ADR	135,300	4,907
Petroleo Brasileiro SA (Preference), Class H	331,726	5,351
Ultrapar Participacoes SA (Preference)	47,600	2,864
		23,021
Real Estate Management & Development (1.6%)
BR Malls Participacoes SA	189,400	1,583
Multiplan Empreendimentos Imobiliarios SA	42,900	910
		2,493
Trading Companies & Distributors (0.6%)
Mills Estruturas e Servicos de Engenharia SA (c)	89,100	885

Transportation Infrastructure (0.5%)
Cia de Concessoes Rodoviarias	33,100	854

Wireless Telecommunication Services (2.6%)
Tim Participacoes SA ADR	35,300	1,164
Vivo Participacoes SA (Preference) ADR	108,500	2,948
		4,112
		113,229
Chile (5.0%)
Airlines (0.6%)
Lan Airlines SA ADR	32,651	961

Beverages (0.7%)
Cia Cervecerias Unidas SA	99,059	1,116

Chemicals (0.5%)
Sociedad Quimica y Minera de Chile SA ADR	17,000	820

Independent Power Producers & Energy Traders (0.6%)
Empresa Nacional de Electricidad SA	545,046	986

Metals & Mining (1.6%)
Antofagasta PLC	66,793	1,297
Antofagasta PLC ADR	32,200	1,248
		2,545
Multiline Retail (1.0%)
Empresas La Polar SA	114,901	860
SACI Falabella	85,550	833
		1,693
		8,121

2010 Third Quarter Report

September 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

The Latin American Discovery Fund, Inc.

	Shares	Value (000)
Colombia (0.9%)
Oil, Gas & Consumable Fuels (0.9%)
Pacific Rubiales Energy Corp. (c)	52,616	$1,466

Mexico (18.1%)
Beverages (2.8%)
Fomento Economico Mexicano SAB de CV ADR	87,700	4,449

Commercial Banks (1.8%)
Grupo Financiero Banorte SAB de CV Series O	769,099	2,917

Construction & Engineering (1.0%)
Empresas ICA SAB de CV (c)	633,300	1,538

Consumer Finance (0.4%)
Banco Compartamos SA de CV	114,300	728

Food & Staples Retailing (2.6%)
Grupo Comercial Chedraui SA de CV (c)	519,700	1,495
Wal-Mart de Mexico SAB de CV	1,101,572	2,771
		4,266
Household Durables (0.2%)
Desarrolladora Homex SAB de CV ADR (c)	8,436	273

Pharmaceuticals (0.9%)
Genomma Lab Internacional SA de CV, Class B (c)	763,000	1,465

Wireless Telecommunication Services (8.4%)
America Movil SAB de CV, Class L ADR	254,105	13,552
		29,188
Panama (1.6%)
Airlines (1.6%)
Copa Holdings SA, Class A	46,903	2,528

Peru (2.4%)
Commercial Banks (2.4%)
Credicorp Ltd.	33,600	3,827

2010 Third Quarter Report

September 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

The Latin American Discovery Fund, Inc.

Total Investments (99.4%) (Cost $98,407)+	159,963
Other Assets in Excess of Liabilities (0.6%)	915
Net Assets (100.0%)	$160,878

(a)	Security has been deemed illiquid at September 30, 2010.
(b)

At September 30, 2010, the Fund held a security valued at $0, representing 0.0% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(c)	Non-income producing security.
+

At September 30, 2010, the U.S. Federal income tax cost basis of investments was approximately $98,407,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $61,556,000 of which $63,258,000 related to appreciated securities and $1,702,000 related to depreciated securities.

ADR	American Depositary Receipt

2010 Third Quarter Report

September 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

The Latin American Discovery Fund, Inc.

Foreign Currency Exchange Contracts Information:

The Fund had the following foreign currency exchange contract(s) open at period end:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
UBS AG	USD	54	$54	10/4/10	MXN	675	$54	—@
State Street Bank and Trust	USD	94	94	10/4/10	BRL	158	94	—@
State Street Bank and Trust	USD	5	5	10/1/10	BRL	8	5	—@
Goldman Sachs International	USD	453	453	10/1/10	MXN	5,665	449	(4)
State Street Bank and Trust	USD	5	5	10/4/10	BRL	9	5	—@
State Street Bank and Trust	USD	174	174	10/4/10	BRL	294	174	—@
State Street Bank and Trust	USD	240	240	10/1/10	BRL	408	241	1
			$1,025				$1,022	$(3)

@	—	Value is less than $500
BRL	—	Brazilian Real
MXN	—	Mexican Peso
USD	—	United States Dollar

2010 Third Quarter Report

September 30, 2010 (unaudited)

Portfolio of Investments

The Latin American Discovery Fund, Inc.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2010. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Airlines	$3,490	$—	$—	$3,490
Beverages	11,680	—	—	11,680
Chemicals	820	—	—	820
Commercial Banks	36,394	—	—†	36,394
Construction & Engineering	1,538	—	—	1,538
Consumer Finance	728	—	—	728
Diversified Consumer Services	688	—	—	688
Diversified Financial Services	5,574	—	—	5,574
Diversified Telecommunication Services	904	—	—	904
Food & Staples Retailing	4,266	—	—	4,266
Food Products	4,210	—	—	4,210
Health Care Providers & Services	709	—	—	709
Household Durables	6,896	—	—	6,896
Independent Power Producers & Energy Traders	986	—	—	986
Insurance	1,484	—	—	1,484
Media	970	—	—	970
Metals & Mining	29,086	—	—	29,086
Multiline Retail	1,692	—	—	1,692
Oil, Gas & Consumable Fuels	24,487	—	—	24,487
Pharmaceuticals	1,465	—	—	1,465
Real Estate Management & Development	2,493	—	—	2,493
Trading Companies & Distributors	885	—	—	885
Transportation Infrastructure	854	—	—	854
Wireless Telecommunication Services	17,664	—	—	17,664
Total Common Stocks	159,963	—	—†	159,963
Foreign Currency Exchange Contracts	—	1	—	1
Total Assets	159,963	1	—†	159,964
Liabilities:
Foreign Currency Exchange Contracts	—	4	—	4
Total Liabilities	—	4	—	4
Total	$159,963	$(3)	$ —†	$159,960

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of September 30, 2010, securities with a total value of approximately $51,295,000 transferred from Level 2 to Level 1. At December 31, 2009, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 1 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Common Stocks (000)
Balance as of 12/31/09	$ —†
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in for Level 3	—
Transfers out of Level 3	—
Balance as of 9/30/10	$ —†
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 9/30/10.	$—

† Includes a security which is valued at zero.

Notes to Portfolio of Investments (unaudited)

In accordance with FASB ASC 820 “Fair Value Measurements and Disclosure” (“ASC 820”) (formerly known as SFAS 157), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•                  Level 1 – quoted prices in active markets for identical securities

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Valuation: Securities listed on a foreign exchange are valued at their closing price except as noted below. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Short-term debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Directors (the “Directors”) determine such valuation does not reflect the securities’ market value, in which case these securities will be valued at their fair value as determined by the Directors.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Latin American Discovery Fund, Inc

/s/ Sara Furber
Sara Furber
Principal Executive Officer
November 16, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Sara Furber
Sara Furber
Principal Executive Officer
November 16, 2010

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 16, 2010